9. Stockholders Deficit - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
9. Stockholders Deficit

Note 10 Stockholders Deficit

(A) Common Stock

In 2013, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share

Warrants exercised	(1)	1,400,000	$1,400	$0.001
Services rendered - related party	(2)	500,000	125,000	0.25
Acquisition of 4.5% interest in subsidiary	(3)	1,467,000	366,750	0.25
		3,367,000	$493,150	$0.001	-	$0.250

The fair value of stock issued was based upon the following:

•	Warrants were exercised for cash under the terms of the agreement at $0.001 per share.
•	Services rendered – related party were based upon recent third party cash issuances of convertible debt with a conversion price of $0.25/share. This represented the best evidence of fair value.
•	Acquisition of 4.5% ownership in Subsidiary is deemed a capital transaction since control of the Subsidiary was never lost. Valuation was based upon recent third party cash issuances of convertible debt with a conversion price of $0.25/share. This represented the best evidence of fair value. See #3 below for additional discussion.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1) Warrants Exercised for Cash

In connection with a warrant exercise, a third party paid cash to obtain these shares.

(2) Services Rendered – Related Party

The Company’s Chief Executive Officer received these shares as a sign on bonus. There are no future service requirements and there are no claw back or forfeiture rights associated with this stock grant. The shares are valued based on a recent third party cash offering of convertible debt containing an exercise price of $0.25/share. Also see Note 11.

(3) Acquisition of Subsidiary Ownership Interest

In June 2013, the Company reacquired 4.5% ownership in its subsidiary, which it had previously sold in 2012. The transaction was accounted for as a capital transaction since the parent had control of the Subsidiary at all times. The purchase reflected 4.5% of the Subsidiary being reacquired, which increased the parent’s ownership from 94.35% to 98.8%. The transaction included the valuation of shares issued at $366,750, however, in connection with establishing the valuation adjustment of the noncontrolling interest reacquired, $19,538 represented the net increase to additional paid in capital and reduction of the noncontrolling interest. As a result of this transaction, the noncontrolling interest post repurchase is 1.2%.

(B) Additional Paid in Capital and Other Equity Transactions

The following transactions occurred during the year ended December 31, 2013:

(1) Debt Forgiveness – Related Parties

Certain existing note holders forgave $83,000. There was no gain or loss on the transaction, rather a charge to additional paid in capital due to being a related party transaction.

(2) Modification of Debt (Extinguishment Accounting)

A board member and third party agreed to convert an aggregate $244,133 of outstanding conventional debt and accrued interest into convertible debt, under the same terms as the $2,000,000 convertible debt offering occurring in November 2013.

The exchange of an outstanding debt instrument for a new debt instrument with the same lender/creditor results in an extinguishment of the old debt instrument if the debt instruments have substantially different terms. Similarly, a modification of the terms of an outstanding debt instrument should be accounted for like, and reported in the same manner as, an extinguishment if the old and new debt instruments have substantially different terms.  In addition, the new debt instrument is considered to be substantially different from the old if the modification or exchange eliminates or adds a substantive conversion option.

As a result, the Company determined a loss on debt extinguishment of $16,009. Of the total loss, $12,731 was recorded to the statement of operations pertaining to a third party; the remaining $3,278 could not be recorded as a loss to the statement of operations due to being a related party transaction, rather, the Company accounted for this loss on extinguishment as a capital transaction and recorded this amount as additional paid in capital.

(3) Payment of Corporate Expenses by Stockholders

Existing stockholders transferred shares owned in the Company to pay corporate expenses. The services had a fair value of $562,500, based upon recent third party convertible debt (November 2013 offering) that was sold having a conversion price of $0.25/share.

The following transactions occurred during the year ended December 31, 2012:

Sale of Member Units

Prior to converting to a C Corp (see Note 1), the Subsidiary sold member units for $774,000. The sale reflected 4.5% of the subsidiary being sold, which reduced the parent’s ownership from 98.8% to 94.35%. The transaction was accounted for as a capital transaction since the parent had control of the Subsidiary at all times. The sale resulted in an allocation to the noncontrolling interest valued at $5,193.

(C) Stock Options

On September 3, 2013, the Company issued 300,000 stock options, having a fair value of $66,785, which was expensed immediately since all stock options vested immediately.  These options expire on September 2, 2018 (5 years). All options were granted to Board Directors for services rendered, and included as a component of general and administrative expense, as a result, these grants were considered related party transactions. Of the total options granted, 100,000 were cancelled in 2014 as a Board Director resigned.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2013 is as follows:

Options Granted	300,000
Grant Date	September 3, 2013
Exercise Price	$0.375
Expected Dividends	0%
Expected Volatility	150%
Risk Free Interest Rate	0.03%
Expected Life of Options	5 Years
Expected Forfeitures	0%
Fair Value per Stock Option	$0.22

The following is a summary of the Company’s stock option activity:

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2012	—	—	—	—
Granted	300,000	0.375	5.00	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—

Balance - December 31, 2013 - exercisable	300,000	0.375	4.67	—

Grant date fair value of options - 2013	66,458
Weighted average grant date fair value - 2013	0.22

(D) Stock Warrants

All warrants issued during 2013 were accounted for as derivative liabilities as the warrants contained a ratchet feature. See Note 6.

During 2013, the Company issued 6,738,884 warrants. Of the total warrants granted, 4,338,884 expire 5 years from issuance, while 2,400,000 expired on December 31, 2013.

Of the total warrants granted, 6,614,801 were granted to third parties, while 124,083 were granted to related parties, consisting of the Company’s Chief Executive Officer.

During 2013, the Company entered into convertible, secured note agreements. As part of these agreements, the Company issued warrants to purchase 3,672,134 shares of common stock. The warrants vest immediately and expire November 26, 2018, with an exercise price of $0.375.

During 2013, the Company issued 3,066,750 warrants for services performed. The warrants vest immediately and expire on December 31, 2013 through November 25, 2018, with exercise prices ranging from $0.001 - $0.375.

The value of the warrants granted for services was $682,809 and was calculated using the below Black-Scholes assumptions below, and was expensed as derivative expense with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in an amount of shares that may not currently exist to settle any potential exercises. Of the total expense, $666,315 was to third parties, while the remaining $16,495 was to related parties.

The Black-Scholes assumptions used in the computation of derivative expense for year ended December 31, 2013 is as follows:

Stock price	$0.25
Exercise price	$0.38
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.68%
Expected term	5 years

A summary of warrant activity for the Company for the year ended December 31, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value

Balance - December 31, 2012		$—
Granted	6,738,884	0.24	5.00
Exercised	(1,400,000)	0.001	—
Cancelled/Forfeited	(1,000,000)	0.001	—
Balance - December 31, 2013	4,338,884	$0.24	4.87	$—

All warrants are exercisable and fully vested on the grant date.

In April 2014, the Company received $1,000 in connection with a warrant exercise of 1,000,000 warrants that had been assigned from one investor (originally held 2,400,000 and exercised 1,400,000 in 2013). There is was no additional compensation expense recorded on this transaction.

Note 9 Stockholders Deficit

(A) Common Stock

In 2014, the Company issued the following common stock:

Transaction Type		Quantity	Valaution	Range of Value per Share

Recognition of unvested share compensation - Related Party	(1)	—	$15,625	$—
		—	$15,625	$—

The following is a more detailed description of the Company’s stock issuance from the table above:

(1) Services Rendered – Related Party

The Company’s Chief Executive Officer received 1,250,000 shares as a sign on bonus. There are no future service requirements and there are no claw back or forfeiture rights associated with this stock grant. The shares are valued based on a recent third party cash offering of convertible debt containing an exercise price of $0.25/share. See Note 10(B) for additional discussion.

(B) Stock Options

On September 3, 2013, the Company issued 300,000 stock options, having a fair value of $66,785, which was expensed immediately since all stock options vested immediately. These options expire on September 2, 2018 (5 years). All options were granted to Board Directors for services rendered, and included as a component of general and administrative expense, as a result, these grants were considered related party transactions.

Of the total options granted, 100,000 were cancelled in February 2014 as a Board Director resigned.

The following is a summary of the Company’s stock option activity:

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2012	—	—	—	—
Granted	300,000	0.375
Exercised	—	—
Forfeited/Cancelled	—	—
Balance - December 31, 2013	300,000	0.375	4.67	—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(100,000)	0.375
Balance - March 31, 2014 - outstanding	200,000	0.375	4.43	—

Balance - March 31, 2014 - exercisable	200,000	0.375

(C) Stock Warrants

All warrants issued during 2013 were accounted for as derivative liabilities as the warrants contained a ratchet feature. See Note 6.

During 2013, the Company issued 6,738,884 warrants. Of the total warrants granted, 4,338,884 expire 5 years from issuance, while 2,400,000 expired on December 31, 2013.

Of the total warrants granted, 6,614,801 were granted to third parties, while 124,083 were granted to related parties, consisting of the Company’s Chief Executive Officer and a now former Board Director.

During 2013, the Company entered into convertible, secured note agreements. As part of these agreements, the Company issued warrants to purchase 3,672,134 shares of common stock. The warrants vest immediately and expire November 26, 2018, with an exercise price of $0.375.

During 2013, the Company issued 3,066,750 warrants for services performed. The warrants vest immediately and expire on December 31, 2013 through November 25, 2018, with exercise prices ranging from $0.001 - $0.375.

The following is a summary of the Company’s warrant activity:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregate
	Number of Warrants	Average Exercise Price	Life (In Years)	Intrinsic Value

Balance - December 31, 2012	—	$—	—	—
Granted	6,738,884	0.24	5.00	—
Exercised	(1,400,000)	0.001	—	—
Cancelled/Forefeited	(1,000,000)	0.001	—	—
Balance - December 31, 2012	4,338,884	0.24	4.87	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/Forefeited	—	—	—	—
Balance - March 31, 2014	4,338,884	$0.24	4.62	—

All warrants are exercisable and fully vested as of the grant date.

In April 2014, the Company received $1,000 in connection with a warrant exercise of 1,000,000 warrants that had been assigned from one investor (originally held 2,400,000 and exercised 1,400,000 in 2013). There is was no additional compensation expense recorded on this transaction.